Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2020
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Interest-bearing loans and borrowings
19.
Interest-bearing loans and borrowings
This note provides information about the company’s interest-bearing loans and borrowings. For more information about the company’s exposure to interest rate and foreign exposure currency risk - refer to Note 22
Risks arising from financial instruments.

Non-current liabilities Million US dollar	30 June 2020	31 December 2019
Secured bank loans	48	71
Unsecured bank loans	55	50
Unsecured bond issues	104 162	95 674
Unsecured other loans	81	77
Lease liabilities	1 688	1 692

Non-current interest-bearing loans and borrowings	106 034	97 564

Current liabilities Million US dollar	30 June 2020	31 December 2019
Secured bank loans	995	790
Commercial papers	3 072	1 599
Unsecured bank loans	133	135
Unsecured bond issues	1 916	2 532
Unsecured other loans	16	20
Lease liabilities	352	333

Current interest-bearing loans and borrowings	6 484	5 410

The current and
non-current
interest-bearing loans and borrowings amount to 112.5 billion US dollar as at 30 June 2020, compared to 103.0 billion US dollar as at 31 December 2019.
In March 2020, the company drew the full 9.0 billion US dollar commitment under the 2010 Senior Facilities Agreement, in order to proactively safeguard its liquidity position by holding cash on its balance sheet through the period of significant financial market volatility and uncertainty as a result of the
COVID-19
virus pandemic. As at 30 June 2020, the revolving credit facilities have been repaid in full.
Commercial papers amount to 3.1 billion US dollar as at 30 June 2020 (31 December 2019: 1.6 billion US dollar) and include programs in US dollar and euro with a total authorized issuance up to 5.0 billion US dollar and 3.0 billion euro, respectively
.
On 2 April 2020 and 3 April 2020, Anheuser-Busch InBev NV/SA (ABISA) and Anheuser-Busch InBev Worldwide Inc. (ABIWW) respectively, completed the issuance of the following series of bonds
:

Issue date	Issuer (abbreviated)	Maturity date	Currency	Aggregate principal amount (in millions)	Interest rate
2 April 2020	ABISA	2 December 2027	EUR	1 000	2.125%
2 April 2020	ABISA	2 April 2032	EUR	1 750	2.875%
2 April 2020	ABISA	2 April 2040	EUR	1 750	3.700%
3 April 2020	ABIWW	1 June 2030	USD	1 750	3.500%
3 April 2020	ABIWW	1 June 2040	USD	1 000	4.350%
3 April 2020	ABIWW	1 June 2050	USD	2 250	4.500%
3 April 2020	ABIWW	1 June 2060	USD	1 000	4.600%
Net debt is defined as
non-current
and current interest-bearing loans and borrowings and bank overdrafts minus debt securities and cash and cash equivalents. Net debt is a financial performance indicator that is used by AB InBev’s management to highlight changes in the company’s overall liquidity position. The company believes that net debt is meaningful for investors because it is one of the primary measures that AB InBev’s management uses when evaluating its progress towards deleveraging toward its optimal net debt to normalized EBITDA ratio of around 2x.
AB InBev’s net debt decreased to 87.4 billion US dollar as at 30 June 2020, from 95.5 billion US dollar as at 31 December 2019. Aside from operating results that are net of capital expenditures, the net debt is impacted mainly by the payment of interests and taxes (3.4 billion US dollar increase of net debt), foreign exchange impact on net debt (0.1 billion US dollar decrease of net debt)
,
settlement of derivatives (0.5 billion US dollar increase of net debt), dividend payments to shareholders of AB InBev and Ambev (1.2 billion US dollar)

and the proceeds from the divestiture of the Australian business (10.8 billion US dollar decrease of net debt)
.

The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	30 June 2020	31 December 2019
Non-current interest-bearing loans and borrowings	106 034	97 564
Current interest-bearing loans and borrowings	6 484	5 410

Interest-bearing loans and borrowings	112 518	102 974

Bank overdrafts	153	68
Cash and cash equivalents	(25 018)	(7 238)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(142)	(146)
Debt securities (included within Investment securities)	(123)	(117)

Net debt	87 388	95 542

Reconciliation of liabilities arising from financing activitie
s
The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities
.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2020	97 564	5 410
Proceeds from borrowings	10 915	3 607
Payments on borrowings	—	(4 328)
Capitalization / (payment) of lease liabilities	290	(184)
Amortized cost (including interest on leases)	36	59
Unrealized foreign exchange effects	(680)	(147)
Current portion of long-term debt	(2 076)	2 076
Other movements	(15)	(9)

Balance at 30 June 2020	106 034	6 484

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2019	106 997	4 584
Proceeds from borrowings	18 087	3 924
Payments on borrowings	(18 716)	(1 884)
Capitalization / (payment) of lease liabilities	321	(235)
Amortized cost (including interest on leases)	44	58
Unrealized foreign exchange effects	(363)	35
Current portion of long-term debt	(4 565)	4 565
Other movements	(133)	(83)

Balance at 30 June 2019	101 672	10 964